ING PARTNERS, INC.

ING American Century Small-Mid Cap Value Portfolio (“Portfolio”)

Supplement dated September 12, 2008 to the Service Class (“S Class”) and

Adviser Class (“ADV Class”) Prospectus and Initial Class (“I Class”)

Prospectus, each dated April 28, 2008

Effective August 29, 2008, Kevin Toney, CFA replaced Scott Moore as a portfolio manager of the Portfolio.

The Prospectuses are hereby revised as follows:

1.	All references to Scott A. Moore as a portfolio manager to the Portfolio are hereby deleted and replaced with Kevin Toney.

2.

The section entitled “Management of the Portfolios - Sub-Advisers - ING American Century Small-Mid Cap Value Portfolio,” found on page 65 of the I Class and on page 68 of the S Class and ADV Class Prospectus, is hereby deleted in its entirety and replaced with the following:

ING American Century Small-Mid Cap Value Portfolio is managed by a team of portfolio managers comprised of Benjamin Z. Giele, James Pitman, Phillip N. Davidson, Kevin Toney and Michael Liss. Mr. Giele and Mr. Pitman are responsible for the management of small-capitalization assets of the Portfolio. Mr. Davidson, Mr. Toney and Mr. Liss are responsible for the management of the mid-capitalization assets of the Portfolio. Mr. Giele, Vice President and Senior Portfolio Manager, joined American Century as an Investment Analyst in 1998 and has managed the Portfolio since 2002. Before joining American Century, he was an Investment Analyst at USAA Investment Management Company from June 1995 to May 1998. Mr. Pitman, Portfolio Manager, has been a member of the team that manages the fund since he joined American Century in August 2002 as an investment analyst. He became a portfolio manager in March 2008. Mr. Davidson, Chief Investment Officer-Value and Senior Vice President, joined American Century in 1993 and has co-managed the Portfolio since May 2006. Mr. Toney, Vice President and Portfolio Manager, joined American Century in 1999 and has co-managed the Portfolio since August 2008.  Mr. Liss, Vice President and Portfolio Manager, joined American Century in 1998 and became a portfolio manager in 2004. He has co-managed the Portfolio since May 2006.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

ING American Century Small-Mid Cap Value Portfolio (“Portfolio”)

Supplement dated September 12, 2008 to the Adviser Class, Initial Class and Service Class

Statement of Additional Information (“SAI”)

dated April 28, 2008

Effective August 29, 2008, Kevin Toney, CFA replaced Scott Moore as a portfolio manager of the Portfolio.

The SAI is hereby revised as follows:

1.	All references to Scott A. Moore as a portfolio manager to the Portfolio are hereby deleted and replaced with Kevin Toney.

2.

The section entitled “Other Information About Portfolio Managers – ING American Century Small-Mid Cap Value Portfolio – Other Accounts Managed,” found on page 105 of the SAI, is hereby deleted and replaced with the following:

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by each team member as of December 31, 2007.

			Other Pooled
	Registered Investment		Investment
	Companies		Vehicles		Other Accounts
	Number				Number
Portfolio	of		Number of	Total	of
Manager	Accounts*	Total Assets	Accounts*	Assets	Accounts*	Total Assets
Benjamin Z. Giele	1	$1,629,321,481	0	N/A	4	$172,489,993
James Pitman(1)	1	$1,395,239,811	0	N/A	3	$140,427,318
Phillip N. Davidson	7	$12,112,938,659	0	N/A	2	$127,788,429
Kevin Toney(2)	7	$9,725,222,273	0	N/A	1	$106,127,844
Michael Liss	6	$5,937,041,442	0	N/A	1	$115,986,572

* None of these accounts have an advisory fee based on the performance of the account.

(1) James Pitman became a portfolio manager on March 4, 2008. Information is provided as of that date.

(2) Kevin Toney became a portfolio manager on August 29, 2008.  Information is provided as of that date.

Portfolio Manager Ownership of Securities

3.

The section entitled “Other Information About Portfolio Managers – ING American Century Small-Mid Cap Value Portfolio – Portfolio Manager Ownership of Securities,” found on page 107 of the SAI, is hereby amended to add the following:

Dollar Range of
Portfolio Manager	Portfolio Shares Owned
Kevin Toney	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE